RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries, incentives and short-term benefits	$ 5,383	$ 5,649
Unit-based compensation expense including fair value adjustments	2,807	2,959
Total compensation paid or payable to key management personnel	$ 8,190	$ 8,608